Income Tax - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Owned, Federal Income Tax Note [Line Items]
Valuation Allowance	¥ 90,979,000	¥ 49,183,000	¥ 21,855,000	¥ 3,893,000
Uncertain tax position recognized	41,100,000	0	0
Operating expenses for uncertain tax position	324,701,000	¥ 0	¥ 0
Cayman Islands Tax Information Authority [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Withholding tax on payment of dividends	0
Captal gain tax payable	¥ 0
Inland Revenue, Hong Kong [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	16.50%	16.50%	16.50%
Internal Revenue Service (IRS) [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	21.00%	35.00%
State Administration of Taxation, China [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Corporate income tax rate, percent	25.00%	25.00%	25.00%
Withholding income tax on dividends	10.00%
Tax exemptions, description	According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasionn i August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.
Tax loss carryforwards	¥ 212,953,000	¥ 130,682,000
Carryforwards period for net operating losses	5 years
State Administration of Taxation, China [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Dec. 31, 2024
State Administration of Taxation, China [Member] | Yuguan WFOE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate	3 years
Preferential tax rate	15.00%
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2017
State Administration of Taxation, China [Member] | Yuguan WFOE [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2019
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Validity period of HNTE certificate	3 years
Preferential tax rate	15.00%
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2017
State Administration of Taxation, China [Member] | Liulishuo VIE [Member] | Variable Interest Entities [Member] | Latest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate, period	2019
State Administration of Taxation, China [Member] | Yuling WFOE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate		20.00%
Taxable income percentage		50.00%
Applicable tax rate when not meet the standard of Small-scaled Enterprise	25.00%
State Administration of Taxation, China [Member] | Mengfan VIE [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Applicable tax rate when not meet the standard of Small-scaled Enterprise	25.00%
State Administration of Taxation, China [Member] | Mengfan VIE [Member] | Variable Interest Entities [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Preferential tax rate		20.00%
Taxable income percentage		50.00%
State Administration of Taxation, China [Member] | For Amount of RMB 740,168 If Not Utilized [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Jan. 01, 2020
State Administration of Taxation, China [Member] | Remaining Operating Loss Carryforwards [Member] | Earliest Tax Year [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Carryforwards for net operating losses begin to expire	Jan. 01, 2021